Supplement dated October 17, 2022 to the Prospectus dated May 1, 2022 for KeyExec, Pacific Select VUL 2, MVP VUL 11 and MVP 11 LTP

flexible premium variable universal life insurance policies issued by Pacific Life Insurance Company

The purpose of this supplement is to announce various underlying fund changes. This supplement must be preceded or accompanied by the Prospectus for your Policy, as supplemented (the “Prospectus”). All information in your Prospectus dated May 1, 2022, remains in effect unless otherwise supplemented. Capitalized terms used in this supplement are defined in your Policy Prospectus unless otherwise defined herein.  “We,” “us,” or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Policy Owner. You can obtain a copy of the current Prospectus by contacting us at (800) 347-7787, or online at www.PacificLife.com. Please retain it for future reference.

Effective November 1, 2022, the following fund information in the APPENDIX: FUNDS AVAILABLE UNDER THE POLICY section will be deleted and replaced with the following:

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1 Year	5 Year	10 Year
Seeks long-term capital growth. Income is a secondary objective.	Pacific Select Fund PSF Avantis Balanced Allocation Portfolio Class P (formerly called PSF DFA Balanced Allocation Portfolio Class P); Pacific Life Fund Advisors LLC	0.39%[1]	12.78%	N/A	N/A

1                   To help limit Fund expenses, Pacific Life Fund Advisors LLC has contractually agreed to reduce investment advisory fees or otherwise reimburse certain of their Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in the Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See the Fund prospectus at https://www.pacificlife.com/home/pacific-select-fund.html for complete information regarding these arrangements.

All references in the Policy Prospectus to the PSF DFA Balanced Allocation Portfolio are replaced with PSF Avantis Balanced Allocation Portfolio.

Form No. 15-52011-00